Shareholder Report, Average Annual Return (Details)	7 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000005502
Average Annual Return [Line Items]
Average Annual Return, Percent		11.84%	5.43%	4.71%
Without Sales Load [Member] | C000049236
Average Annual Return [Line Items]
Average Annual Return, Percent		11.55%	5.18%	4.45%
Without Sales Load [Member] | C000049237
Average Annual Return [Line Items]
Average Annual Return, Percent		11.34%	4.92%	4.20%
Without Sales Load [Member] | C000244825
Average Annual Return [Line Items]
Average Annual Return, Percent	10.86%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		1.31%	(0.17%)	1.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		1.31%	(0.17%)	1.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		1.31%	(0.17%)	1.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.61%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.96%	4.26%	3.88%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.96%	4.26%	3.88%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.96%	4.26%	3.88%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.06%